OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Components (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Before Tax Amount
Other Comprehensive Income (Loss)	CAD (957)	CAD (29)	CAD 522
Income Tax Recovery/(Expense)
Other Comprehensive Income (Loss)	31	(3)	80
Net of Tax Amount
Other comprehensive (loss)/income (Note 22)	(926)	(32)	602
Foreign currency translation losses on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(746)	3	798
Reclassification from accumulated other comprehensive Income	(77)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(3)	0	15
Reclassification from AOCI	0
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(749)	3	813
Reclassification from accumulated other comprehensive income	(77)
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	0	(14)	(505)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	0	4	133
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	0	(10)	(372)
Cash flow hedge
Before Tax Amount
Other comprehensive income (loss), before reclassifications	3	44	(92)
Reclassification from accumulated other comprehensive Income	(3)	71	144
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	0	(14)	35
Reclassification from AOCI	1	(29)	(56)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	3	30	(57)
Reclassification from accumulated other comprehensive income	(2)	42	88
Pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(14)	(38)	74
Reclassification from accumulated other comprehensive Income	21	22	41
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	3	12	(23)
Reclassification from AOCI	(5)	(6)	(9)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(11)	(26)	51
Reclassification from accumulated other comprehensive income	16	16	32
Other comprehensive loss on equity investments
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(141)	(117)	62
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	35	30	(15)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	CAD (106)	CAD (87)	CAD 47